Long term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of long term debt
Long term debt amounts are as follows:
Current:

	December 31, 2015	December 31, 2014
Credit Facility (note 13(b))	$5,962	$—
Long term:

	December 31, 2015	December 31, 2014
Credit Facility (note 13(b))	$22,610	$5,536
Series 1 Debentures (note 13(c))	19,927	58,733
	$42,537	$64,269

Schedule of line of credit facilities	Credit Facility

	December 31, 2015	December 31, 2014
Term Loan	$28,572	$—
Revolver	—	5,536
Total Credit Facility	28,572	5,536
Less: current portion	(5,962)	—
	$22,610	$5,536